Secured Term Loan Facilities and Revolving Credit Facilities - Secured Term Loan Facilities and Deferred Financing Costs Split Between Current and Non-Current Liabilities (Details) - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Current Liability
Current portion of secured term loan facilities and revolving credit facilities	$ 252,333	$ 123,024
Less: current portion of deferred financing costs	(2,246)	(2,697)
Current portion of secured term loan facilities, net of deferred financing costs	250,087	120,327
Non-Current Liability
Less: non-current portion of deferred financing costs	(3,231)	(4,156)
Non-current secured term loan facilities and revolving credit facilities, net of current and non-current deferred financing costs	504,995	683,317
Amounts due to related parties	0	41,342
Nonrelated Party
Non-Current Liability
Secured term loan facilities and revolving credit facilities, non-current portion	508,226	646,131
Related Party
Non-Current Liability
Secured term loan facilities and revolving credit facilities, non-current portion	$ 0	$ 41,342